Financing and Interest (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of financing and interest

	Years Ended December 31
	2025	2024 (1)
Interest on Credit Facilities	$10,885	$38,326
Interest on long-term notes	149,214	148,968
Interest on lease obligations	1,333	1,338
Cash interest	$161,432	$188,632
Amortization of debt issue costs	56,116	14,704
Accretion of asset retirement obligations	19,114	17,265
Net early redemption expense	85,355	24,350
Financing and interest - continuing operations	$322,017	$244,951
Financing and interest - discontinued operations	$22,985	$23,423
(1)Comparative period revised to reflect current period presentation. Refer to Note 7 - "Discontinued Operations".